Nature of business and organization (Details Textual)	12 Months Ended
Dec. 31, 2018
Nature of business and organization (Textual)
Consultation and services agreement, description	The consultation and services agreement remains in effect for 30 years until December 4, 2048. The agreement can be extended only if United World WFOE gives its written consent of extension of the agreement before its expiration, and United Culture may then extend without reservation.